SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 2,853,078	$ 3,467,626	$ 2,960,627
Total long-lived assets	813,871	1,642,337
Europe
Revenues generated by geographic location of customers' headquarter
Total net revenues	411,165	333,383	260,045
Germany
Revenues generated by geographic location of customers' headquarter
Total net revenues	132,185	75,912	137,012
United Kingdom
Revenues generated by geographic location of customers' headquarter
Total net revenues	73,274	98,800	59,878
Total long-lived assets		115,797
Netherlands
Revenues generated by geographic location of customers' headquarter
Total net revenues	36,732	12,859	9,166
France
Revenues generated by geographic location of customers' headquarter
Total net revenues	23,552	97,398	9,990
Spain
Revenues generated by geographic location of customers' headquarter
Total net revenues	22,516	8,246	1,125
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	89,272	22,018	24,774
Australia
Revenues generated by geographic location of customers' headquarter
Total net revenues	33,634	18,150	18,100
The Americas
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,103,509	1,750,000	1,795,490
United States
Revenues generated by geographic location of customers' headquarter
Total net revenues	863,500	903,748	604,537
Total long-lived assets	67,652	627,724
Canada
Revenues generated by geographic location of customers' headquarter
Total net revenues	193,790	747,100	1,182,091
Total long-lived assets	7,308	300,482
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	46,219	99,152	8,862
Total long-lived assets	136,457	13,433
Asia
Revenues generated by geographic location of customers' headquarter
Total net revenues	1,338,404	1,384,243	905,092
PRC
Revenues generated by geographic location of customers' headquarter
Total net revenues	585,296	402,180	163,658
Total long-lived assets	434,989	412,583
Japan
Revenues generated by geographic location of customers' headquarter
Total net revenues	373,396	578,173	623,692
Total long-lived assets	167,465	172,318
India
Revenues generated by geographic location of customers' headquarter
Total net revenues	292,234	262,536	63,817
Singapore
Revenues generated by geographic location of customers' headquarter
Total net revenues	7,615	24,131	18,021
Others
Revenues generated by geographic location of customers' headquarter
Total net revenues	$ 79,863	$ 117,223	$ 35,904